PORTFOLIO OF INVESTMENTS – as of October 31, 2021 (Unaudited)

Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)

Common Stocks – 44.8% of Net Assets
	Aerospace & Defense – 0.6%
38	Axon Enterprise, Inc.(a)	$6,839
228	Boeing Co. (The)(a)	47,203
67	General Dynamics Corp.	13,584
8	L3Harris Technologies, Inc.	1,844
55	Moog, Inc., Class A	4,154
130	Raytheon Technologies Corp.	11,552

		85,176

	Air Freight & Logistics – 0.3%
189	Expeditors International of Washington, Inc.	23,296
93	United Parcel Service, Inc., Class B	19,853

		43,149

	Airlines – 0.1%
25	Alaska Air Group, Inc.(a)	1,320
114	Delta Air Lines, Inc.(a)	4,461
569	JetBlue Airways Corp.(a)	7,983

		13,764

	Auto Components – 0.1%
15	Aptiv PLC(a)	2,593
23	BorgWarner, Inc.	1,037
384	Dana, Inc.	8,521
50	Visteon Corp.(a)	5,659

		17,810

	Automobiles – 0.6%
196	Ford Motor Co.(a)	3,348
510	General Motors Co.(a)	27,759
40	Tesla, Inc.(a)	44,560
52	Thor Industries, Inc.	5,302

		80,969

	Banks – 2.5%
275	Ameris Bancorp	14,407
250	Bancorp, Inc. (The)(a)	7,638
929	Bank of America Corp.	44,388
265	Cadence Bank	7,690
628	Citigroup, Inc.	43,432
290	Citizens Financial Group, Inc.	13,740
16	Comerica, Inc.	1,361
129	Cullen/Frost Bankers, Inc.	16,705
77	Fifth Third Bancorp	3,352
464	Fulton Financial Corp.	7,470
501	Huntington Bancshares, Inc.	7,886
236	International Bancshares Corp.	10,006
559	KeyCorp	13,008
46	M&T Bank Corp.	6,768

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
305	People’s United Financial, Inc.	$5,228
118	PNC Financial Services Group, Inc. (The)	24,902
318	Regions Financial Corp.	7,530
378	Truist Financial Corp.	23,992
365	Trustmark Corp.	11,611
186	U.S. Bancorp	11,229
222	Webster Financial Corp.	12,423
599	Wells Fargo & Co.	30,645
97	Wintrust Financial Corp.	8,584

		333,995

	Beverages – 1.2%
288	Coca-Cola Co. (The)	16,234
127	Constellation Brands, Inc., Class A	27,535
1,242	Keurig Dr Pepper, Inc.	44,824
609	Monster Beverage Corp.(a)	51,765
106	PepsiCo, Inc.	17,130

		157,488

	Biotechnology – 1.4%
64	AbbVie, Inc.	7,339
200	Alnylam Pharmaceuticals, Inc.(a)	31,912
67	Amgen, Inc.	13,867
13	Biogen, Inc.(a)	3,467
158	BioMarin Pharmaceutical, Inc.(a)	12,518
212	CRISPR Therapeutics AG(a)	19,362
34	Ligand Pharmaceuticals, Inc.(a)	4,962
56	Moderna, Inc.(a)	19,332
118	Regeneron Pharmaceuticals, Inc.(a)	75,513

		188,272

	Building Products – 0.3%
37	Carlisle Cos., Inc.	8,248
46	Carrier Global Corp.	2,402
41	Johnson Controls International PLC	3,008
38	Lennox International, Inc.	11,373
113	Owens Corning	10,555
74	Trex Co., Inc.(a)	7,874

		43,460

	Capital Markets – 3.2%
18	Ameriprise Financial, Inc.	5,438
659	Bank of New York Mellon Corp. (The)	39,013
14	BlackRock, Inc.	13,208
777	Charles Schwab Corp. (The)	63,737
26	CME Group, Inc.	5,734
89	FactSet Research Systems, Inc.	39,506
95	Franklin Resources, Inc.	2,992
95	Goldman Sachs Group, Inc. (The)	39,268
215	Intercontinental Exchange, Inc.	29,769
21	Invesco Ltd.	534

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
189	Janus Henderson Group PLC	$8,789
275	KKR & Co., Inc.	21,909
39	Moody’s Corp.	15,762
53	Morgan Stanley	5,447
49	MSCI, Inc.	32,579
96	Northern Trust Corp.	11,812
35	S&P Global, Inc.	16,596
325	SEI Investments Co.	20,488
444	State Street Corp.	43,756
9	T. Rowe Price Group, Inc.	1,952
45	Virtus Investment Partners, Inc.	14,400

		432,689

	Chemicals – 0.6%
229	Dow, Inc.	12,817
40	DuPont de Nemours, Inc.	2,784
13	Ecolab, Inc.	2,889
103	HB Fuller Co.	7,262
73	Innospec, Inc.	6,614
15	International Flavors & Fragrances, Inc.	2,212
74	Linde PLC	23,621
87	Minerals Technologies, Inc.	6,172
12	PPG Industries, Inc.	1,927
11	Sherwin-Williams Co. (The)	3,483
49	Stepan Co.	5,881

		75,662

	Commercial Services & Supplies – 0.2%
51	MSA Safety, Inc.	7,804
12	Republic Services, Inc.	1,615
77	Tetra Tech, Inc.	13,526
105	Viad Corp.(a)	4,659
22	Waste Management, Inc.	3,525

		31,129

	Communications Equipment – 0.4%
4	Arista Networks, Inc.(a)	1,639
125	Ciena Corp.(a)	6,786
609	Cisco Systems, Inc.	34,086
9	F5 Networks, Inc.(a)	1,900
68	Lumentum Holdings, Inc.(a)	5,616

		50,027

	Construction & Engineering – 0.1%
237	AECOM(a)	16,204

	Consumer Finance – 1.2%
1,082	Ally Financial, Inc.	51,654
332	American Express Co.	57,695
332	Capital One Financial Corp.	50,142

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – continued
63	Green Dot Corp., Class A(a)	$2,669

		162,160

	Containers & Packaging – 0.1%
67	Ball Corp.	6,129
67	International Paper Co.	3,328
138	WestRock Co.	6,638

		16,095

	Distributors – 0.1%
56	Genuine Parts Co.	7,342

	Diversified Telecommunication Services – 0.1%
1,394	Lumen Technologies, Inc.	16,533

	Electric Utilities – 0.3%
177	American Electric Power Co., Inc.	14,994
26	Edison International	1,636
44	Eversource Energy	3,736
70	IDACORP, Inc.	7,302
129	NextEra Energy, Inc.	11,007
56	PPL Corp.	1,613

		40,288

	Electrical Equipment – 0.6%
27	Acuity Brands, Inc.	5,547
60	Eaton Corp. PLC	9,885
48	Hubbell, Inc.	9,570
394	Plug Power, Inc.(a)	15,078
40	Rockwell Automation, Inc.	12,776
494	Sunrun, Inc.(a)	28,494

		81,350

	Electronic Equipment, Instruments & Components – 0.6%
128	Avnet, Inc.	4,878
6	CDW Corp.	1,120
135	Cognex Corp.	11,825
29	Coherent, Inc.(a)	7,378
92	Corning, Inc.	3,272
151	Itron, Inc.(a)	11,743
10	Keysight Technologies, Inc.(a)	1,800
26	Littelfuse, Inc.	7,658
24	Rogers Corp.(a)	4,827
159	TE Connectivity Ltd.	23,214
15	Trimble, Inc.(a)	1,311
232	Vishay Intertechnology, Inc.	4,459

		83,485

	Energy Equipment & Services – 0.4%
1,008	Archrock, Inc.	8,256
156	Baker Hughes Co.	3,912
300	ChampionX Corp.(a)	7,869

Shares	Description	Value (†)

Common Stocks – continued
	Energy Equipment & Services – continued
858	Schlumberger NV	$27,679

		47,716

	Entertainment – 0.9%
102	Electronic Arts, Inc.	14,305
65	Netflix, Inc.(a)	44,870
382	Walt Disney Co. (The)(a)	64,585

		123,760

	Food & Staples Retailing – 0.3%
101	BJ’s Wholesale Club Holdings, Inc.(a)	5,902
5	Costco Wholesale Corp.	2,458
101	Kroger Co. (The)	4,042
321	SpartanNash Co.	7,428
154	Sysco Corp.	11,842
87	Walgreens Boots Alliance, Inc.	4,091

		35,763

	Food Products – 0.3%
97	Campbell Soup Co.	3,875
24	Conagra Brands, Inc.	773
127	Darling Ingredients, Inc.(a)	10,734
72	General Mills, Inc.	4,449
133	Hain Celestial Group, Inc. (The)(a)	5,968
97	Hormel Foods Corp.	4,105
68	Ingredion, Inc.	6,476
21	J.M. Smucker Co. (The)	2,580
38	Kellogg Co.	2,329
20	McCormick & Co., Inc.	1,605
54	Mondelez International, Inc., Class A	3,280

		46,174

	Gas Utilities – 0.2%
137	New Jersey Resources Corp.	5,180
77	ONE Gas, Inc.	5,182
148	South Jersey Industries, Inc.	3,368
170	UGI Corp.	7,380

		21,110

	Health Care Equipment & Supplies – 0.9%
2	Align Technology, Inc.(a)	1,249
35	Baxter International, Inc.	2,764
10	Becton Dickinson & Co.	2,396
11	Cooper Cos., Inc. (The)	4,586
35	Danaher Corp.	10,912
19	DENTSPLY SIRONA, Inc.	1,087
4	DexCom, Inc.(a)	2,493
41	Edwards Lifesciences Corp.(a)	4,913
72	Globus Medical, Inc., Class A(a)	5,556
37	Haemonetics Corp.(a)	2,542
70	Hill-Rom Holdings, Inc.	10,843

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Equipment & Supplies – continued
36	Hologic, Inc.(a)	$2,639
54	Intuitive Surgical, Inc.(a)	19,501
163	Meridian Bioscience, Inc.(a)	3,066
54	Merit Medical Systems, Inc.(a)	3,632
37	Penumbra, Inc.(a)	10,232
20	Quidel Corp.(a)	2,656
33	STAAR Surgical Co.(a)	3,909
114	STERIS PLC	26,646
11	Stryker Corp.	2,927

		124,549

	Health Care Providers & Services – 1.6%
24	Amedisys, Inc.(a)	4,064
4	Anthem, Inc.	1,741
127	Centene Corp.(a)	9,047
17	Chemed Corp.	8,198
257	CVS Health Corp.	22,945
65	DaVita, Inc.(a)	6,711
65	Encompass Health Corp.	4,131
297	HCA Healthcare, Inc.	74,387
42	Henry Schein, Inc.(a)	3,207
94	Humana, Inc.	43,537
32	Laboratory Corp. of America Holdings(a)	9,185
276	MEDNAX, Inc.(a)	7,515
119	Patterson Cos., Inc.	3,720
50	Quest Diagnostics, Inc.	7,339
187	Select Medical Holdings Corp.	6,212

		211,939

	Health Care Technology – 0.2%
439	Allscripts Healthcare Solutions, Inc.(a)	6,050
191	Cerner Corp.	14,189

		20,239

	Hotels, Restaurants & Leisure – 1.4%
19	Booking Holdings, Inc.(a)	45,995
12	Expedia Group, Inc.(a)	1,973
220	Hilton Worldwide Holdings, Inc.(a)	31,669
82	Jack in the Box, Inc.	8,114
32	McDonald’s Corp.	7,857
92	Shake Shack, Inc., Class A(a)	6,364
132	Six Flags Entertainment Corp.(a)	5,429
347	Starbucks Corp.	36,806
266	Wendy’s Co. (The)	5,932
348	Yum China Holdings, Inc.	19,864
121	Yum! Brands, Inc.	15,118

		185,121

	Household Durables – 0.3%
213	KB Home	8,552
160	Meritage Homes Corp.(a)	17,394

Shares	Description	Value (†)

Common Stocks – continued
	Household Durables – continued
287	Taylor Morrison Home Corp.(a)	$8,762

		34,708

	Household Products – 0.4%
9	Clorox Co. (The)	1,467
446	Colgate-Palmolive Co.	33,981
106	Kimberly-Clark Corp.	13,726

		49,174

	Independent Power & Renewable Electricity Producers – 0.2%
115	AES Corp. (The)	2,890
208	NextEra Energy Partners LP	17,950
184	Sunnova Energy International, Inc.(a)	8,199

		29,039

	Industrial Conglomerates – 0.2%
33	3M Co.	5,896
211	General Electric Co.	22,128
12	Honeywell International, Inc.	2,623

		30,647

	Insurance – 1.3%
41	Aflac, Inc.	2,200
55	Allstate Corp. (The)	6,802
646	American International Group, Inc.	38,172
96	Chubb Ltd.	18,756
119	First American Financial Corp.	8,704
46	Hanover Insurance Group, Inc. (The)	5,796
352	Hartford Financial Services Group, Inc. (The)	25,671
18	Lincoln National Corp.	1,299
61	Marsh & McLennan Cos., Inc.	10,175
25	MetLife, Inc.	1,570
88	Prudential Financial, Inc.	9,684
310	Reinsurance Group of America, Inc.	36,605
43	Travelers Cos., Inc. (The)	6,918

		172,352

	Interactive Media & Services – 2.0%
16	Alphabet, Inc., Class A(a)	47,375
36	Alphabet, Inc., Class C(a)	106,755
343	Meta Platforms, Inc., Class A(a)	110,984
25	Twitter, Inc.(a)	1,338

		266,452

	Internet & Direct Marketing Retail – 1.5%
276	Alibaba Group Holding Ltd., Sponsored ADR(a)	45,523
27	Amazon.com, Inc.(a)	91,056
685	eBay, Inc.	52,553
804	Qurate Retail, Inc., Class A	8,394

		197,526

Shares	Description	Value (†)

Common Stocks – continued
	IT Services – 2.1%
206	Automatic Data Processing, Inc.	$46,245
69	Cognizant Technology Solutions Corp., Class A	5,388
770	DXC Technology Co.(a)	25,079
263	Fiserv, Inc.(a)	25,903
137	Gartner, Inc.(a)	45,472
44	International Business Machines Corp.	5,504
112	MasterCard, Inc., Class A	37,578
51	Paychex, Inc.	6,287
19	VeriSign, Inc.(a)	4,231
366	Visa, Inc., Class A	77,508
36	WEX, Inc.(a)	5,389

		284,584

	Leisure Products – 0.0%
159	Callaway Golf Co.(a)	4,301

	Life Sciences Tools & Services – 0.6%
42	Agilent Technologies, Inc.	6,615
76	Illumina, Inc.(a)	31,545
149	NeoGenomics, Inc.(a)	6,854
67	Repligen Corp.(a)	19,463
14	Thermo Fisher Scientific, Inc.	8,863
11	Waters Corp.(a)	4,043

		77,383

	Machinery – 1.2%
89	AGCO Corp.	10,877
77	Caterpillar, Inc.	15,709
49	Chart Industries, Inc.(a)	8,698
68	Cummins, Inc.	16,309
132	Deere & Co.	45,185
34	Illinois Tool Works, Inc.	7,748
118	ITT, Inc.	11,100
146	Kennametal, Inc.	5,804
91	Oshkosh Corp.	9,737
25	Otis Worldwide Corp.	2,008
125	PACCAR, Inc.	11,202
23	Parker-Hannifin Corp.	6,822
114	Terex Corp.	5,107
103	Toro Co. (The)	9,833

		166,139

	Media – 1.2%
6	Cable One, Inc.	10,267
61	Charter Communications, Inc., Class A(a)	41,168
923	Comcast Corp., Class A	47,470
461	Discovery, Inc., Series A(a)	10,806
31	Discovery, Inc., Series C(a)	699
317	Interpublic Group of Cos., Inc. (The)	11,593
128	New York Times Co. (The), Class A	6,988
738	News Corp., Class A	16,900

Shares	Description	Value (†)

Common Stocks – continued
	Media – continued
161	Omnicom Group, Inc.	$10,961

		156,852

	Metals & Mining – 0.3%
369	Cleveland-Cliffs, Inc.(a)	8,897
214	Commercial Metals Co.	6,886
16	Nucor Corp.	1,786
91	Reliance Steel & Aluminum Co.	13,301
57	Royal Gold, Inc.	5,644

		36,514

	Multi-Utilities – 0.1%
105	Consolidated Edison, Inc.	7,917
41	DTE Energy Co.	4,647
23	Sempra Energy	2,936
28	WEC Energy Group, Inc.	2,522

		18,022

	Multiline Retail – 0.3%
545	Macy’s, Inc.	14,426
86	Target Corp.	22,327

		36,753

	Oil, Gas & Consumable Fuels – 1.5%
796	Antero Midstream Corp.	8,470
1,212	APA Corp.	31,767
525	ConocoPhillips	39,107
121	Devon Energy Corp.	4,850
217	Diamondback Energy, Inc.	23,260
111	DTE Midstream LLC(a)	5,324
522	EOG Resources, Inc.	48,264
209	EQT Corp.(a)	4,161
260	Kinder Morgan, Inc.	4,355
448	Marathon Oil Corp.	7,311
110	ONEOK, Inc.	6,998
223	Range Resources Corp.(a)	5,200
649	Southwestern Energy Co.(a)	3,167
79	Valero Energy Corp.	6,109
108	World Fuel Services Corp.	3,297

		201,640

	Paper & Forest Products – 0.1%
158	Louisiana-Pacific Corp.	9,311
6	Sylvamo Corp.(a)	169

		9,480

	Personal Products – 0.0%
5	Estee Lauder Cos., Inc. (The), Class A	1,622

	Pharmaceuticals – 1.0%
375	Bristol-Myers Squibb Co.	21,900
21	Eli Lilly & Co.	5,350

Shares	Description	Value (†)

Common Stocks – continued
	Pharmaceuticals – continued
51	Jazz Pharmaceuticals PLC(a)	$6,785
106	Merck & Co., Inc.	9,333
383	Novartis AG, Sponsored ADR	31,697
130	Novo Nordisk A/S, Sponsored ADR	14,317
203	Pfizer, Inc.	8,879
683	Roche Holding AG, Sponsored ADR	33,009
213	Viatris, Inc.	2,844
28	Zoetis, Inc.	6,054

		140,168

	Professional Services – 0.2%
95	Exponent, Inc.	10,906
13	IHS Markit Ltd.	1,699
34	Insperity, Inc.	4,250
94	Korn Ferry	7,258
56	ManpowerGroup, Inc.	5,413
49	Nielsen Holdings PLC	992

		30,518

	Real Estate Management & Development – 0.2%
184	CBRE Group, Inc., Class A(a)	19,151
48	Jones Lang LaSalle, Inc.(a)	12,395

		31,546

	REITs — Apartments – 0.3%
173	American Campus Communities, Inc.	9,293
10	AvalonBay Communities, Inc.	2,367
115	Camden Property Trust	18,756
69	Equity Residential	5,962

		36,378

	REITs — Diversified – 0.3%
46	American Tower Corp.	12,971
37	Crown Castle International Corp.	6,671
81	CyrusOne, Inc.	6,644
17	Digital Realty Trust, Inc.	2,683
6	Equinix, Inc.	5,022
141	Weyerhaeuser Co.	5,036

		39,027

	REITs — Health Care – 0.1%
48	Ventas, Inc.	2,562
50	Welltower, Inc.	4,020

		6,582

	REITs — Hotels – 0.0%
146	Host Hotels & Resorts, Inc.(a)	2,457

	REITs — Mortgage – 0.1%
275	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,610

Shares	Description	Value (†)

Common Stocks – continued
	REITs — Office Property – 0.3%
10	Boston Properties, Inc.	$1,136
260	Corporate Office Properties Trust	7,051
294	Douglas Emmett, Inc.	9,608
392	Easterly Government Properties, Inc.	8,244
130	Kilroy Realty Corp.	8,760

		34,799

	REITs — Regional Malls – 0.0%
302	Macerich Co. (The)	5,463

	REITs — Shopping Centers – 0.1%
698	Brixmor Property Group, Inc.	16,361

	REITs — Storage – 0.0%
32	Iron Mountain, Inc.	1,460

	REITs — Warehouse/Industrials – 0.1%
76	ProLogis, Inc.	11,017

	Road & Rail – 0.3%
105	CSX Corp.	3,798
4	Kansas City Southern	1,241
47	Norfolk Southern Corp.	13,773
73	Ryder System, Inc.	6,201
32	Union Pacific Corp.	7,725

		32,738

	Semiconductors & Semiconductor Equipment – 2.4%
58	Advanced Micro Devices, Inc.(a)	6,973
21	Analog Devices, Inc.	3,643
44	Applied Materials, Inc.	6,013
99	Cirrus Logic, Inc.(a)	8,000
51	Enphase Energy, Inc.(a)	11,813
194	First Solar, Inc.(a)	23,201
131	Ichor Holdings Ltd.(a)	5,727
207	Intel Corp.	10,143
8	Lam Research Corp.	4,509
103	Micron Technology, Inc.	7,117
567	NVIDIA Corp.	144,965
6	NXP Semiconductors NV	1,205
268	QUALCOMM, Inc.	35,655
76	Silicon Laboratories, Inc.(a)	14,346
21	SolarEdge Technologies, Inc.(a)	7,448
109	Texas Instruments, Inc.	20,435
40	Universal Display Corp.	7,328
71	Wolfspeed, Inc.(a)	8,528

		327,049

	Software – 3.5%
21	Adobe, Inc.(a)	13,658
218	Autodesk, Inc.(a)	69,239
56	Blackbaud, Inc.(a)	3,977

Shares	Description	Value (†)

Common Stocks – continued
	Software – continued
78	Bottomline Technologies, Inc.(a)	$3,611
16	Citrix Systems, Inc.	1,516
115	CommVault Systems, Inc.(a)	7,072
26	Fair Isaac Corp.(a)	10,353
259	Microsoft Corp.	85,890
165	NCR Corp.(a)	6,524
759	NortonLifeLock, Inc.	19,316
957	Oracle Corp.	91,815
49	Paylocity Holding Corp.(a)	14,952
50	Qualys, Inc.(a)	6,224
191	salesforce.com, Inc.(a)	57,241
81	SPS Commerce, Inc.(a)	12,371
236	Workday, Inc., Class A(a)	68,435

		472,194

	Specialty Retail – 0.8%
170	American Eagle Outfitters, Inc.	4,036
64	Asbury Automotive Group, Inc.(a)	12,525
2	AutoZone, Inc.(a)	3,570
37	Best Buy Co., Inc.	4,523
78	Boot Barn Holdings, Inc.(a)	8,150
31	Five Below, Inc.(a)	6,116
21	GameStop Corp., Class A(a)	3,854
28	Home Depot, Inc. (The)	10,409
39	Lithia Motors, Inc.	12,449
95	Lowe’s Cos., Inc.	22,213
48	Monro, Inc.	2,964
22	TJX Cos., Inc. (The)	1,441
17	Tractor Supply Co.	3,692
10	Ulta Beauty, Inc.(a)	3,674
64	Williams-Sonoma, Inc.	11,887

		111,503

	Technology Hardware, Storage & Peripherals – 0.2%
278	Hewlett Packard Enterprise Co.	4,073
344	HP, Inc.	10,434
120	Seagate Technology Holdings PLC	10,688

		25,195

	Textiles, Apparel & Luxury Goods – 0.5%
38	Deckers Outdoor Corp.(a)	15,022
1,229	Under Armour, Inc., Class A(a)	26,989
240	VF Corp.	17,491
147	Wolverine World Wide, Inc.	4,876

		64,378

	Thrifts & Mortgage Finance – 0.1%
215	Mr. Cooper Group, Inc.(a)	9,426

	Trading Companies & Distributors – 0.0%
49	GATX Corp.	4,648

Shares	Description	Value (†)

Common Stocks – continued
	Water Utilities – 0.1%
58	American Water Works Co., Inc.	$10,103
160	Essential Utilities, Inc.	7,531

		17,634

	Wireless Telecommunication Services – 0.1%
105	Shenandoah Telecommunications Co.	2,902
100	T-Mobile US, Inc.(a)	11,503

		14,405

	Total Common Stocks (Identified Cost $4,758,901)	6,018,162

Principal Amount
Bonds and Notes – 13.9%
	Automotive – 0.2%
$ 16,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	17,665
4,000	Lear Corp., 4.250%, 5/15/2029	4,463
11,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	11,051

		33,179

	Banking – 1.8%
15,000	American Express Co., 3.700%, 8/03/2023	15,764
13,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	13,075
15,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	15,915
9,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	9,498
15,000	Citigroup, Inc., 4.600%, 3/09/2026	16,731
5,000	Cooperatieve Rabobank U.A., 3.875%, 2/08/2022	5,047
16,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	17,173
16,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	16,773
19,000	KeyCorp, MTN, 2.550%, 10/01/2029	19,633
9,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	9,754
9,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	10,304
18,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	18,911
9,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	9,375
9,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	9,503

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 13,000	State Street Corp., 2.400%, 1/24/2030	$13,355
18,000	Truist Bank, 3.200%, 4/01/2024	18,968
18,000	Westpac Banking Corp., 2.350%, 2/19/2025	18,704

		238,483

	Brokerage – 0.3%
19,000	BlackRock, Inc., 2.400%, 4/30/2030	19,611
19,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	19,025

		38,636

	Chemicals – 0.1%
6,000	LYB International Finance BV, 5.250%, 7/15/2043	7,762

	Construction Machinery – 0.2%
19,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	19,042
8,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	8,032

		27,074

	Consumer Cyclical Services – 0.1%
13,000	eBay, Inc., 3.800%, 3/09/2022	13,117

	Diversified Manufacturing – 0.1%
18,000	3M Co., 3.050%, 4/15/2030	19,390

	Electric – 0.7%
17,000	Duke Energy Corp., 3.750%, 4/15/2024	18,014
19,000	Entergy Corp., 0.900%, 9/15/2025	18,515
10,000	Exelon Corp., 4.050%, 4/15/2030	11,257
19,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	18,976
11,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	11,983
5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	5,634
16,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	17,083

		101,462

	Environmental – 0.1%
10,000	Republic Services, Inc., 1.450%, 2/15/2031	9,358

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Environmental – continued
$ 4,000	Waste Management, Inc., 2.950%, 6/01/2041	$4,145

		13,503

	Finance Companies – 0.1%
8,000	Ares Capital Corp., 3.250%, 7/15/2025	8,321

	Financial Other – 0.1%
13,000	ORIX Corp., 2.900%, 7/18/2022	13,194

	Food & Beverage – 0.4%
19,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	18,914
15,000	General Mills, Inc., 4.000%, 4/17/2025	16,306
19,000	Mondelez International, Inc., 2.750%, 4/13/2030	19,791

		55,011

	Government Owned — No Guarantee – 0.3%
26,000	Federal National Mortgage Association, 6.625%, 11/15/2030	36,811

	Health Insurance – 0.2%
15,000	Anthem, Inc., 4.101%, 3/01/2028	16,885
12,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	16,516

		33,401

	Healthcare – 0.2%
10,000	Cigna Corp., 3.750%, 7/15/2023	10,494
4,000	CVS Health Corp., 4.300%, 3/25/2028	4,529
8,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	8,274
9,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	9,430

		32,727

	Independent Energy – 0.1%
12,000	EQT Corp., 3.000%, 10/01/2022	12,123

	Integrated Energy – 0.4%
16,000	BP Capital Markets PLC, 3.814%, 2/10/2024	17,037
17,000	Exxon Mobil Corp., 2.992%, 3/19/2025	17,971

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Integrated Energy – continued
$ 13,000	Shell International Finance BV, 6.375%, 12/15/2038	$19,251

		54,259

	Life Insurance – 0.1%
4,000	Athene Holding Ltd., 6.150%, 4/03/2030	4,989
5,000	Brighthouse Financial, Inc., 3.700%, 6/22/2027	5,420

		10,409

	Media Entertainment – 0.1%
10,000	ViacomCBS, Inc., 4.750%, 5/15/2025	11,095

	Midstream – 0.1%
16,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	16,969

	Mortgage Related – 2.3%
2,882	FHLMC, 3.000%, 6/01/2049	3,005
98,078	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	98,134
96,330	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	99,005
75,926	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	79,301
15,594	FNMA, 3.500%, with various maturities in 2049(b)	16,463
3,893	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	4,162
4,113	FNMA, 4.500%, with various maturities from 2048 to 2049(b)	4,448

		304,518

	Natural Gas – 0.1%
19,000	NiSource, Inc., 0.950%, 8/15/2025	18,630

	Pharmaceuticals – 0.4%
17,000	AbbVie, Inc., 3.600%, 5/14/2025	18,227
11,000	Amgen, Inc., 2.650%, 5/11/2022	11,114
7,000	Biogen, Inc., 2.250%, 5/01/2030	6,907
18,000	Johnson & Johnson, 1.300%, 9/01/2030	17,245
5,000	Viatris, Inc., 3.850%, 6/22/2040	5,355

		58,848

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Property & Casualty Insurance – 0.1%
$ 15,000	American International Group, Inc., 3.400%, 6/30/2030	$16,245
4,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	4,260

		20,505

	Railroads – 0.1%
17,000	CSX Corp., 2.600%, 11/01/2026	17,940

	REITs — Apartments – 0.1%
8,000	Essex Portfolio LP, 3.000%, 1/15/2030	8,388

	REITs — Health Care – 0.1%
8,000	Welltower, Inc., 2.800%, 6/01/2031	8,215

	REITs — Office Property – 0.1%
8,000	Boston Properties LP, 2.750%, 10/01/2026	8,361

	REITs — Single Tenant – 0.1%
5,000	Spirit Realty LP, 2.700%, 2/15/2032	4,935
4,000	VEREIT Operating Partnership LP, 3.400%, 1/15/2028	4,308

		9,243

	Restaurants – 0.1%
17,000	Starbucks Corp., 2.250%, 3/12/2030	17,067

	Retailers – 0.1%
9,000	Amazon.com, Inc., 3.875%, 8/22/2037	10,586

	Technology – 0.9%
16,000	Apple, Inc., 2.500%, 2/09/2025	16,713
8,000	Broadcom, Inc., 4.110%, 9/15/2028	8,819
10,000	HP, Inc., 3.000%, 6/17/2027	10,568
8,000	Intel Corp., 2.450%, 11/15/2029	8,252
17,000	International Business Machines Corp., 4.000%, 6/20/2042	19,610
9,000	NVIDIA Corp., 2.850%, 4/01/2030	9,561
14,000	Oracle Corp., 2.950%, 5/15/2025	14,737
18,000	QUALCOMM, Inc., 1.650%, 5/20/2032	17,023

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Technology – continued
$ 12,000	VMware, Inc., 2.950%, 8/21/2022	$12,201

		117,484

	Treasuries – 3.2%
18,000	U.S. Treasury Bond, 2.250%, 5/15/2041	18,787
16,000	U.S. Treasury Bond, 2.500%, 5/15/2046	17,636
42,000	U.S. Treasury Bond, 2.875%, 11/15/2046	49,713
48,000	U.S. Treasury Bond, 3.000%, 5/15/2045	57,294
26,000	U.S. Treasury Bond, 3.000%, 2/15/2048	31,653
41,000	U.S. Treasury Bond, 3.000%, 2/15/2049	50,235
73,000	U.S. Treasury Note, 0.375%, 11/30/2025	70,975
55,000	U.S. Treasury Note, 1.625%, 8/31/2022	55,683
79,000	U.S. Treasury Note, 2.125%, 12/31/2022	80,731

		432,707

	Utility Other – 0.1%
9,000	Essential Utilities, Inc., 4.276%, 5/01/2049	10,928

	Wireless – 0.1%
14,000	Vodafone Group PLC, 6.150%, 2/27/2037	19,194

	Wirelines – 0.3%
7,000	AT&T, Inc., 3.650%, 6/01/2051	7,281
7,000	AT&T, Inc., 5.250%, 3/01/2037	8,694
19,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.225%, 5/15/2025(c)	19,421

		35,396

	Total Bonds and Notes (Identified Cost $1,871,566)	1,874,936

Shares

Exchange-Traded Funds – 6.9%
11,448	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $800,677)	926,716

Mutual Funds – 7.8%
19,280	WCM Focused Emerging Markets Fund, Institutional Class	397,739
22,430	WCM Focused International Growth Fund, Institutional Class	648,454

Shares	Description	Value (†)

Mutual Funds – continued
	Total Mutual Funds (Identified Cost $884,109)	$1,046,193

Affiliated Mutual Funds – 23.6%
55,528	Loomis Sayles Inflation Protected Securities Fund, Class N	669,109
60,535	Loomis Sayles Limited Term Government and Agency Fund, Class N	688,884
84,787	Mirova Global Green Bond Fund, Class N	882,636
61,230	Mirova International Sustainable Equity Fund, Class N	925,794

	Total Affiliated Mutual Funds (Identified Cost $3,027,828)	3,166,423

Principal Amount

Short-Term Investments – 3.5%
$ 473,384	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/29/2021 at 0.000% to be repurchased at $473,384 on 11/01/2021 collateralized by $386,600 U.S. Treasury Inflation Indexed Note, 0.500% due 1/15/2028 valued at $483,326 including accrued interest(d) (Identified Cost $473,384)	473,384

	Total Investments – 100.5% (Identified Cost $11,816,465)	13,505,814
	Other assets less liabilities – (0.5)%	(65,352)

	Net Assets – 100.0%	$13,440,462

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.
In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.
Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.
Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.
Mutual Funds are valued at net asset value.
Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of October 31, 2021 is disclosed.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the value of Rule 144A holdings amounted to $9,754 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period from February 1, 2021 to October 31, 2021, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$393,284	$295,018	$23,444	$3,125	$1,126	$669,109	$19,729
Loomis Sayles Limited Term Government and Agency Fund, Class N	390,030	320,122	13,312	179	(8,135)	688,884	3,634
Mirova Global Green Bond Fund, Class N	507,378	416,494	19,796	841	(22,281)	882,636	7,807
Mirova International Sustainable Equity Fund, Class N	529,359	355,882	29,251	9,304	60,500	925,794	6,333

	$1,820,051	$1,387,516	$85,803	$13,449	$31,210	$3,166,423	$37,503

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$6,018,162	$—	$—	$6,018,162
Bonds and Notes*	—	1,874,936	—	1,874,936
Exchange-Traded Funds	926,716	—	—	926,716
Mutual Funds	1,046,193	—	—	1,046,193
Affiliated Mutual Funds	3,166,423	—	—	3,166,423
Short-Term Investments	—	473,384	—	473,384

Total	$11,157,494	$2,348,320	$—	$13,505,814

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2021 (Unaudited)

Equity	66.4%
Fixed Income	30.6
Short-Term Investments	3.5

Total Investments	100.5
Other assets less liabilities	(0.5)

Net Assets	100.0%